October 31, 2002



Securities and Exchange Commission
450 Fifth St. N.W., Mail Stop 5-6
ATTN: Zandra Y. Bailes, Document Control - EDGAR
Washington, D.C.  20549-1004

Re:    AXP Variable Portfolio - Partners Series, Inc.
          AXP Variable Portfolio - Partners Small Cap Value Fund

       File Nos. 333-61346/811-10383

Dear Ms. Bailes:

Registrant certifies that the form of prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

Sincerely,


AXP Variable Portfolio - Partners Series, Inc.
    AXP Variable Portfolio - Partners Small Cap Value Fund


/s/ Leslie L. Ogg
-----------------
    Leslie L. Ogg
    Vice President